As filed with the U.S. Securities and Exchange Commission
on February 15, 2024
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 773 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 776 ☑
(Check appropriate box or boxes)

Global X Funds
(Exact Name of Registrant as Specified in Charter)
605 3rd Avenue, 43rd Floor
New York, NY 10158
(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code:  (212) 644-6440

Send Copies of Communications to:

Susan Lively	Eric S. Purple, Esquire
605 3rd Avenue, 43rd Floor	Stradley Ronon Stevens & Young, LLP
New York, New York 10158	2000 K Street, N.W., Suite 700
(NAME AND ADDRESS OF AGENT FOR SERVICE)	Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on February 26, 2024 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 773 to the Registration Statement of Global X Funds (the “Trust”) incorporates by reference Parts A, B and C of the Trust’s Post-Effective Amendment No. 717, which was filed with the Securities and Exchange Commission on March 29, 2023 for the Global X Gold Income Strategy ETF. This Post-Effective Amendment No. 773 is filed solely for the purpose of designating February 26, 2024 as the new effective date of Post-Effective Amendment No. 717, pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act. The effectiveness of the Registration Statement was previously delayed in Post-Effective Amendment No. 725 filed on June 2, 2023, Post-Effective Amendment No. 734 filed on July 10, 2023, Post-Effective Amendment No. 736 filed on July 17, 2023, Post-Effective Amendment No. 741 filed on July 28, 2023, Post-Effective Amendment No. 743 filed on August 8, 2023, Post-Effective Amendment No. 744 filed on August 15, 2023, Post-Effective Amendment No. 746 filed on September 5, 2023, Post-Effective Amendment No. 747 filed on September 15, 2023, Post-Effective Amendment No. 748 filed on September 22, 2023, Post-Effective Amendment No. 753 filed on October 13, 2023, Post-Effective Amendment No. 754 filed on October 18, 2023, Post-Effective Amendment No. 758 filed on October 25, 2023, Post-Effective Amendment No. 760 filed on November 9, 2023, Post-Effective Amendment No. 761 filed on November 14, 2023, Post-Effective Amendment No. 763 filed on December 14, 2023, Post-Effective Amendment No. 765 filed on January 11, 2024, Post-Effective Amendment No. 768 filed on January 25, 2024 and Post-Effective Amendment No. 771 filed on February 2, 2024. This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust’s shares not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 773 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on this 15th day of February, 2024.

Global X Funds

By: /s/ Thomas Park
Thomas Park

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Name	Title	Date

/s/ Thomas Park	President	February 15, 2024
Thomas Park

/s/ Ronnie Riven	Chief Financial Officer, Treasurer and Principal Accounting Officer	February 15, 2024
Ronnie Riven

*	Trustee	February 15, 2024
Charles A. Baker

*	Trustee	February 15, 2024
Susan M. Ciccarone

*	Trustee	February 15, 2024
Clifford J. Weber

*/s/ Susan Lively
Attorney-In-Fact, pursuant to power of attorney